Subsequent events (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 17, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jul. 28, 2022
Statement [Line Items]
Common shares for gross proceeds		$ 0	$ 19,976,571	$ 998,620
Common shares		101,872,614	98,184,260
Number of Common Shares
Statement [Line Items]
Common shares for gross proceeds	$ 3.0
Granted shares		101,872,614	98,184,260	53,649,481	160,000
Common shares					160,000